Segment Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	$ 447,674	$ 399,963
Cost of sales	(261,766)	(195,823)
Net income (loss)	11,419	(4,858)
Additions to non-current assets other than financial instruments, deferred tax assets, net defined benefit assets, and rights arising under insurance contracts	113,089	115,345
Total assets	1,352,871	1,242,120
Total liabilities	(728,216)	(746,225)
Employee benefits costs	61,200	55,200
Segovia
Disclosure of operating segments [line items]
Revenue	403,105	391,678
Cost of sales	(214,169)	(186,653)
Net income (loss)	77,188	110,349
Additions to non-current assets other than financial instruments, deferred tax assets, net defined benefit assets, and rights arising under insurance contracts	55,958	51,670
Total assets	311,680	222,356
Total liabilities	90,953	(70,116)
Marmato
Disclosure of operating segments [line items]
Revenue	44,569	8,285
Cost of sales	(47,597)	(9,170)
Net income (loss)	(3,263)	(2,154)
Additions to non-current assets other than financial instruments, deferred tax assets, net defined benefit assets, and rights arising under insurance contracts	41,705	6,336
Total assets	367,188	248,221
Total liabilities	133,061	(120,725)
Toroparu
Disclosure of operating segments [line items]
Revenue	0	0
Cost of sales	0	0
Net income (loss)	0	0
Additions to non-current assets other than financial instruments, deferred tax assets, net defined benefit assets, and rights arising under insurance contracts	15,173	57,178
Total assets	348,397	334,456
Total liabilities	86,174	(88,749)
Soto Norte
Disclosure of operating segments [line items]
Revenue	0	0
Cost of sales	0	0
Net income (loss)	2,650	(2,179)
Additions to non-current assets other than financial instruments, deferred tax assets, net defined benefit assets, and rights arising under insurance contracts	0	0
Total assets	108,527	100,772
Total liabilities	0	(52,006)
Corporate and Other
Disclosure of operating segments [line items]
Revenue	0	0
Cost of sales	0	0
Net income (loss)	(65,156)	(110,874)
Additions to non-current assets other than financial instruments, deferred tax assets, net defined benefit assets, and rights arising under insurance contracts	253	161
Total assets	217,079	336,315
Total liabilities	$ 418,028	$ (414,629)